ACQUISITIONS (Details 3) (Glory, USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 31, 2012	Jun. 30, 2012 Trade name	Jun. 30, 2012 Customer relationship	Jun. 30, 2012 Contract backlog	Jun. 30, 2012 Non-compete clause	Jun. 30, 2012 Contingent consideration payable in June 2013	Jun. 30, 2012 Contingent consideration payable in June 2013 Maximum	Jun. 30, 2012 Contingent consideration payable in June 2014	Jun. 30, 2012 Contingent consideration payable in June 2014 Maximum
ACQUISITIONS
Ownership interest acquired (as a percent)	100.00%
Purchase price	$ 6,616
Cash consideration paid	612		2,449
Fair value of cash consideration								1,713		1,842
Potential consideration payable									1,832		2,096
Net tangible liabilities assumed:
Current assets	1,465
Total	(414)
Current liabilities	(1,879)
Intangible assets acquired:
Intangible assets other than goodwill acquired				2,149	959	530	225
Goodwill	3,746
Deferred tax liability	(579)
Total	7,030
Total consideration	6,616
Estimated useful life of intangible assets
Estimated useful life					5 years	1 year	5 years
Pro forma information summarizing the results of operations
Net revenues	139,022	97,297
Net income	$ 12,995	$ 6,892
Net income per share (in dollars per share)
Basic (in dollars per share)	$ 0.02	$ 0.01
Diluted (in dollars per share)	$ 0.02	$ 0.01